SHORT-TERM BANK LOAN AND CREDIT - Additional information (Details) - USD ($) $ in Thousands	Oct. 31, 2022	Apr. 12, 2022
Sort-term bank loan
SHORT-TERM BANK LOAN AND CREDIT
Amount borrowed	$ 2,500
Variable spread interest rate (in percent)	6.00%
Loan agreement and related agreements
SHORT-TERM BANK LOAN AND CREDIT
Maximum borrowing capacity		$ 6,000